Inventories (Tables)	9 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories as of September 30, 2015 and December 31, 2014 consist of the following (in millions):

	September 30, 2015	December 31, 2014
	(in millions)
Raw materials	$1,388	$1,672
Work-in-process	963	552
Finished goods	4,515	4,784
Total inventories	$6,866	$7,008